Subsequent Events (Details) $ / shares in Units, $ in Thousands						9 Months Ended
	Nov. 27, 2018 $ / shares shares	Nov. 27, 2018 ₪ / shares shares	Nov. 01, 2018 USD ($) shares	Mar. 25, 2018 $ / shares shares	Mar. 25, 2018 ₪ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 ₪ / shares	Jul. 12, 2018 USD ($) shares	Jan. 10, 2018 USD ($) shares
Employees [Member]
Subsequent Events (Textual)
Options to purchase of ordinary shares				1,930,000	1,930,000
Options to purchase ordinary shares exercise price | $ / shares				$ 1.08
Subsequent Events [Member] | Employees [Member]
Subsequent Events (Textual)
Options to purchase of ordinary shares	710,000	710,000
Options to purchase ordinary shares exercise price | $ / shares	$ 1.02
NIS [Member] | Employees [Member]
Subsequent Events (Textual)
Options to purchase ordinary shares exercise price | ₪ / shares					₪ 3.78
NIS [Member] | Subsequent Events [Member] | Employees [Member]
Subsequent Events (Textual)
Options to purchase ordinary shares exercise price | ₪ / shares		₪ 3.78
RH Electronics Ltd. [Member] | January 27, 2019 [Member]
Subsequent Events (Textual)
Percentage of purchase issued and outstanding ordinary shares						1.00%
Total consideration | $						$ 1,000
Price per share | $ / shares						$ 4.08
RH Electronics Ltd. [Member] | January 27, 2019 [Member] | NIS [Member]
Subsequent Events (Textual)
Price per share | ₪ / shares							₪ 3.00
Rail Vision [Member]
Subsequent Events (Textual)
Exercising warrants into ordinary shares								22,972	22,972
Aggregate amount | $								$ 4,479	$ 4,479
Rail Vision [Member] | Subsequent Events [Member]
Subsequent Events (Textual)
Exercising warrants into ordinary shares			2,704
Aggregate amount | $			$ 600
Exercise issued and outstanding share capital, description			The Company holds 35.91% of the issued and outstanding share capital of Rail Vision (and 33.81% on a fully diluted basis).